Significant accounting policies (Details Narrative)	6 Months Ended	12 Months Ended
	Dec. 31, 2020 Segment shares	Jun. 30, 2020 shares
Property, Plant and Equipment [Line Items]
Number of operating segment | Segment	1
Number of reporting segment | Segment	1
Stock Options [Member]
Property, Plant and Equipment [Line Items]
Anti-dilutive securities excluded from earnings per share	8,015,159	7,580,159
Warrants [Member]
Property, Plant and Equipment [Line Items]
Anti-dilutive securities excluded from earnings per share	95,777,806	37,844,404
Broker Options [Member]
Property, Plant and Equipment [Line Items]
Anti-dilutive securities excluded from earnings per share	3,239,907
Minimum [Member]
Property, Plant and Equipment [Line Items]
Estimated useful lives of equipment	3 years
Maximum [Member]
Property, Plant and Equipment [Line Items]
Estimated useful lives of equipment	10 years